UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive, Suite 1550
         McLean, VA  22102

13F File Number:  28-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rick Eng
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

      /s/ Rick Eng     McLean, VA     January 18, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $259,869 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAMES INVT CORP MD             COM              00253G108     4466   691300 SH       SOLE                   691300        0        0
ACCREDITED HOME LENDRS HLDG    COM              00437P107     5538   111700 SH       SOLE                   111700        0        0
AMERICREDIT CORP               COM              03060R101    15578   607800 SH       SOLE                   607800        0        0
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     1551    94200 SH       SOLE                    94200        0        0
ASHFORD HOSPITALITY TR INC     COM SHS          044103109     6358   606100 SH       SOLE                   606100        0        0
CAPITAL ONE FINL CORP          COM              14040H105     9599   111100 SH       SOLE                   111100        0        0
CAPITALSOURCE INC              COM              14055X102     3302   147400 SH       SOLE                   147400        0        0
CAREER EDUCATION CORP          COM              141665109     2779    82400 SH       SOLE                    82400        0        0
CARNIVAL CORP                  PAIRED CTF       143658300     6523   122000 SH       SOLE                   122000        0        0
CONSOL ENERGY INC              COM              20854P109    12951   198700 SH       SOLE                   198700        0        0
DEX MEDIA INC                  COM              25212E100     4034   148900 SH       SOLE                   148900        0        0
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105     6081   168600 SH       SOLE                   168600        0        0
EMBRAER-EMPRESA BRASILEIRA D   SP ADR PFD SHS   29081M102     7163   183200 SH       SOLE                   183200        0        0
EMDEON CORP                    COM              290849108     5969   705500 SH       SOLE                   705500        0        0
EXPEDIA INC DEL                COM              30212P105     6769   282500 SH       SOLE                   282500        0        0
FIELDSTONE INVT CORP           COM              31659U300     3045   256773 SH       SOLE                   256773        0        0
FREIGHTCAR AMER INC            COM              357023100     4024    83700 SH       SOLE                    83700        0        0
HOMEBANC CORP GA               COM              43738R109     3201   427900 SH       SOLE                   427900        0        0
ICICI BK LTD                   ADR              45104G104     4427   153700 SH       SOLE                   153700        0        0
ISLE OF CAPRI CASINOS INC      COM              464592104     3291   135100 SH       SOLE                   135100        0        0
MAGNA ENTMT CORP               CL A             559211107     1487   208300 SH       SOLE                   208300        0        0
NEW CENTURY FINANCIAL CORP M   COM              6435EV108     6539   181300 SH       SOLE                   181300        0        0
NVR INC                        COM              62944T105    21537    30680 SH       SOLE                    30680        0        0
OLD DOMINION FGHT LINES INC    COM              679580100     4401   163250 SH       SOLE                   163250        0        0
PENN NATL GAMING INC           COM              707569109    29655   900000 SH       SOLE                   900000        0        0
PETROHAWK ENERGY CORP          COM              716495106    13359  1010500 SH       SOLE                   110500        0        0
Quanta Capital Holding Ltd     COM              74763S209    11512  2257203 SH       SOLE                 22572003        0        0
R H DONNELLEY CORP             COM NEW          74955W307    10420   169100 SH       SOLE                   169100        0        0
REPUBLIC AWYS HLDGS INC        COM              760276105    25776  1695800 SH       SOLE                  1695800        0        0
TEMPLE INLAND INC              COM              879868107    11665   260100 SH       SOLE                   260100        0        0
VIACOM INC                     CL B             925524308    10631   326100 SH       SOLE                   326100        0        0
WALTER INDS INC                COM              93317Q105     6598   132700 SH       SOLE                   132700        0        0
</TABLE